Operating expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses by nature
Employee costs	£ 1,736	£ 1,405	£ 1,305
Direct materials and services	704	586	583
Vehicle costs	201	146	134
Property costs	82	60	65
Depreciation and impairment of property, plant and equipment	140	128	132
Amortisation and impairment of intangible assets	140	91	101
One-off and adjusting items - operating	136	21	8
Other operating expenses	234	173	181
Total operating expenses	£ 3,373	£ 2,610	£ 2,509